Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income	$ 13,888,767	$ 5,612,025
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	9,979	8,613
Deferred taxes		53,748
Gain on sale of a non-operating department		(454,836)
Changes in operating assets and liabilities:
Accounts receivable	(3,689,700)	(5,075,469)
Other receivables and prepayments	1,814,225	(1,585,600)
Accrued payroll	112,961	370,643
Other payables and accruals	(24,101)	207
Tax payable	2,358,698	1,668,268
Net cash provided by operating activities	14,470,829	597,599
Cash flows from investing activities:
Payment to purchase equipment		(42,315)
Payment to purchase intangible assets		(4,118)
Loans to third parties	(21,295,334)	(24,090,967)
Collection of loans to third parties	23,786,941
Net cash provided by (used in) investing activities	2,491,607	(24,137,400)
Cash flows from financing activities:
Borrowings from a related party	3,430	958,263
Repayment to a related party	(67,434)	(1,045,554)
Capital contribution		24,523,664
Return of capital	(15,356,266)
Deferred offering cost	(326,053)
Net cash (used in) provided by financing activities	(15,746,323)	24,436,373
Effect of exchange rate changes on cash	209,111	(446,056)
Net increase in cash	1,425,224	450,516
Cash at beginning of year	455,201	4,685
Cash at end of year	1,880,425	455,201
Supplemental disclosure of cash flow information
Interest paid
Income taxes paid	1,012,765	312,024
Non- cash investing activities
Note receivable from the sale of non-operating department		$ 454,836